Consolidated Statements of Operations and Deficit - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (Note 22)	$ 552,748	$ 209,100
Operating expenses
Selling, marketing and administration (Note 20)	9,516,271	9,055,528	8,137,998
Research and development (Note 20)	10,746,743	8,165,128	6,634,317
Operating expenses	20,263,014	17,220,656	14,772,315
Operating loss before the following	(19,710,266)	(17,011,556)	(14,772,315)
Interest expense (Notes 8 and 10)	(49,738)	(364,619)	(937,903)
Other income, including interest	188,320	75,084	41,148
Forgiveness of Covid-19 government support loans (Note 24)		186,747
Gain on contribution of intellectual property to joint venture (Note 5)	1,746,987	2,587,500
Share of loss in joint venture (Note 5)	(3,211,993)	(1,142,249)
Credit loss on receivable from sale of discontinued operation (Note 21)			(2,500,000)
Net loss	(21,036,690)	(15,669,093)	(18,169,070)
Deficit, beginning of year	(172,986,970)	(157,317,877)	(139,148,807)
Net loss	(21,036,690)	(15,669,093)	(18,169,070)
Deficit, end of year	$ (194,023,660)	$ (172,986,970)	$ (157,317,877)
Basic and diluted net loss per share (Note 14)	$ (0.57)	$ (0.45)	$ (0.62)